SHARE-BASED COMPENSATION - Summary of options activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options - Beginning Balance	3,618,346
Number of options - Granted	0
Number of options - Exercised	(1,070,806)
Number of options - Forfeited	(657,826)
Number of options - Cancelled	(703,200)
Number of options - Ending Balance	1,186,514	3,618,346
Number of options - Options vested and expected to vest	1,186,514
Number of options - Options exercisable	0
Weighted average exercise price - Beginning Balance	¥ 0.01
Weighted average exercise price - Granted	0
Weighted average exercise price - Exercised	0.01
Weighted average exercise price - Forfeited	0.01
Weighted average exercise price - Cancelled	0.01
Weighted average exercise price - Ending Balance	0.01	¥ 0.01
Weighted average exercise price - Options vested and expected to vest	0.01
Weighted average exercise price - Options exercisable	0
Weighted average grant date fair value - Beginning Balance	13.98
Weighted average grant date fair value - Granted	¥ 0
Weighted average grant date fair value - Exercised	14.17
Weighted average grant date fair value - Forfeited	¥ 13.05
Weighted average grant date fair value - Cancelled	12.72
Weighted average grant date fair value - Ending Balance	15.08	¥ 13.98
Weighted average grant date fair value - Options vested and expected to vest	15.08
Weighted average grant date fair value - Options exercisable	¥ 0
Weighted average remaining contractual term (years)	5 years 1 month 17 days	5 years 9 months
Weighted average remaining contractual term (years) - Options vested and expected to vest	5 years 1 month 17 days
Weighted average remaining contractual term (years) - Options exercisable	0 years
Aggregate intrinsic value - Outstanding	¥ 45,731	¥ 88,310
Aggregate intrinsic value - Options vested and expected to vest	45,731
Aggregate intrinsic value - Options exercisable	¥ 0